New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)	12 Months Ended
Dec. 31, 2024
Disclosure Of New Accounting Pronouncements Under International Financial Reporting Standards [Abstract]
New Accounting Pronouncement under International Financial Reporting Standards (IFRSs)
3.	NEW ACCOUNTING PRONOUNCEMENT UNDER INTERNATIONAL FINANCIAL REPORTING STANDARDS (IFRSs)

(1)
The Company applied International Financial Reporting Standards (IFRS), International Accounting Standards (IAS), and Interpretations issued, revised or amended which have been issued by the International Accounting Standards Board (IASB) and become effective for annual periods beginning on or after January 1, 2024. There are no newly adopted or revised standards and interpretations that have material impact on the Company’s financial position and performance.

(2)	The Company has not adopted the following new, revised or amended IFRSs that have been issued by the IASB but not yet effective:

New, Revised or Amended Standards and Interpretations	Effective Date issued by IASB
IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB

Amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” - Lack of Exchangeability	January 1, 2025

IFRS 18 “Presentation and Disclosure in Financial Statements”	January 1, 2027

IFRS 19 “Disclosure Initiative - Subsidiaries without Public Accountability: Disclosures”	January 1, 2027

Amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” - Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026

Annual Improvements to IFRS Accounting Standards - Volume 11	January 1, 2026

Amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” - Contracts Referencing Nature-dependent Electricity	January 1, 2026

(3)	The potential effects of adopting the standards or interpretations issued by IASB on the Company’s financial statements in future periods are summarized as below:

a.
Amendments to IFRS 10 “Consolidated Financial Statements” (IFRS 10) and IAS 28 “Investments in Associates and Joint Ventures” (IAS 28) - Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments address the inconsistency between the requirements in IFRS 10 and IAS 28, in dealing with the loss of control of a subsidiary that is contributed to an associate or a joint venture. IAS 28 restricts gains and losses arising from contributions of non-monetary
assets to an associate or a joint venture to the extent of the interest attributable to the other equity holders in the associate or joint venture. IFRS 10 requires full profit or loss recognition on the loss of control of a subsidiary. IAS 28 was amended so that the gain or loss resulting from the sale or contribution of assets that constitute a business as defined in IFRS 3 “Business Combinations” (IFRS 3) between an investor and its associate or joint venture is recognized in full.
IFRS 10 was also amended so that the gain or loss resulting from the sale or contribution of a subsidiary that does not constitute a business as defined in IFRS 3 between an investor and its associate or joint venture is recognized only to the extent of the unrelated investors’ interests in the associate or joint venture. The effective date of this amendment has been deferred indefinitely, but early adoption is allowed.

b.	Amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” - Lack of Exchangeability
These amendments specify whether a currency is exchangeable into another currency and, when it is not, to determining the exchange rate to use and the disclosures to provide.

c.	IFRS 18 “Presentation and Disclosure in Financial Statements” (IFRS 18)
IFRS 18 replaces IAS 1 “Presentation of Financial Statements”. The main changes in the new standard are as below:

i.	Improved comparability in the statement of profit or loss (income statement)
IFRS 18 requires entities to classify all income and expenses within their statement of profit or loss into one of five categories: operating; investing; financing; income taxes; and discontinued operations. The first three categories are new, to improve the structure of the income statement, and requires all entities to provide new defined subtotals, including operating profit or loss. The improved structure and new subtotals will give investors a consistent starting point for analyzing entities’ performance and make it easier to compare entities.

ii.	Enhanced transparency of management-defined performance measures
IFRS 18 requires entities to disclose explanations of those entity-specific measures that are related to the income statement, referred to as management-defined performance measures.

iii.	Useful grouping of information in the financial statements
IFRS 18 sets out enhanced guidance on how to organize information and whether to provide it in the primary financial statements or in the notes. The changes are expected to provide more detailed and useful information. IFRS 18 also requires entities to provide more transparency about operating expenses, helping investors to find and understand the information they need.

d.	Amendments to IFRS 9 “Financial Instruments” (IFRS 9) and IFRS 7 “Financial Instruments: Disclosures” (IFRS 7) - Amendments to the Classification and Measurement of Financial Instruments
The amendments include:

i.
Clarify that a financial liability is derecognised on the settlement date and describe the accounting treatment for settlement of financial liabilities using an electronic payment system before the settlement date.

ii.	Clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features.

iii.	Clarify the treatment of non-recourse assets and contractually linked instruments.

iv.
Require additional disclosures in IFRS 7 for financial assets and liabilities with contractual terms that reference a contingent event (including those that are
ESG-linked),
and equity instruments classified at fair value through other comprehensive income.

e.	Amendments to IFRS 9 “Financial Instruments” (IFRS 9) and IFRS 7 “Financial Instruments: Disclosures” (IFRS 7) - Contracts Referencing Nature-dependent Electricity
The amendments include:

i.	Clarify the application of the “own-use” requirements.

ii.	Permit hedge accounting if these contracts are used as hedging instruments.

iii.	Add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.
The Company is currently evaluating the potential impact of the aforementioned standards and interpretations listed (c) - (e) to the Company’s financial position and performance, and the related impact will be disclosed when the evaluation is completed.
The rest of the standards listed are not expected to have material impact on the Company’s financial position and performance.